FMI Large Cap Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Commercial Services Sector - 2.6%
Advertising/Marketing Services - 2.6%
Omnicom Group, Inc.	490,000	$43,953,000

Consumer Non-Durables Sector - 3.5%
Household/Personal Care - 3.5%
Unilever PLC - SP - ADR	1,055,000	58,014,450

Consumer Services Sector - 8.1%
Other Consumer Services - 4.8%
Booking Holdings, Inc.	20,000	79,230,000
		$–
Restaurants - 3.3%
Aramark	1,600,000	54,432,000
Total Consumer Services Sector		133,662,000

Distribution Services Sector - 7.8%
Food Distributors - 2.7%
Sysco Corp.	640,000	45,689,600
		$–
Wholesale Distributors - 5.1%
Ferguson PLC	435,000	84,237,750
Total Distribution Services Sector		129,927,350

Electronic Technology Sector - 5.2%
Computer Processing Hardware - 2.0%
Sony Group Corp. - SP - ADR	390,000	33,130,500
		$–
Semiconductors - 3.2%
Micron Technology, Inc.	403,000	53,006,590
Total Electronic Technology Sector		86,137,090

Finance Sector - 19.9%
Investment Banks/Brokers - 5.3%
Charles Schwab Corp.	1,200,000	88,428,000
		$–
Investment Managers - 3.9%
BlackRock, Inc.	40,000	31,492,800
Northern Trust Corp.	400,000	33,592,000
		65,084,800
Multi-Line Insurance - 5.8%
Arch Capital Group Ltd.(a)	420,000	42,373,800
Progressive Corp.	255,000	52,966,050
		95,339,850
Property/Casualty Insurance - 4.9%
Berkshire Hathaway, Inc. - Class B(a)	200,000	81,360,000
Total Finance Sector		330,212,650

Health Services Sector - 8.0%
Health Industry Services - 3.2%
Quest Diagnostics Inc.	380,000	52,014,400
		$–
Managed Health Care - 3.2%
UnitedHealth Group, Inc.	105,000	53,472,300
		$–
Medical/Nursing Services - 1.6%
Fresenius Medical Care AG & Co. KGaA - SP - ADR	1,400,000	26,726,000
Total Health Services Sector		132,212,700

Health Technology Sector - 4.5%
Medical Specialties - 4.5%
Koninklijke Philips NV(a)	1,795,000	45,234,000
Smith & Nephew PLC - SP - ADR	1,185,000	29,364,300
		74,598,300
Total Health Technology Sector		74,598,300

Industrial Services Sector - 1.5%
Contract Drilling - 1.5%
Schlumberger NV	510,000	24,061,800

Process Industries Sector - 4.3%
Containers/Packaging - 4.3%
Avery Dennison Corp.	330,000	72,154,500

Producer Manufacturing Sector - 11.6%
Building Products - 8.1%
Carlisle Cos., Inc.	175,000	70,911,750
Masco Corp.	955,000	63,669,850
		134,581,600
Industrial Machinery - 3.5%
Carrier Global Corp.	926,305	58,431,320
Total Producer Manufacturing Sector		193,012,920

Retail Trade Sector - 12.4%
Apparel/Footwear Retail - 1.4%
TJX Cos., Inc.	205,000	22,570,500
		$–
Discount Stores - 5.3%
Dollar General Corp.	340,000	44,958,200
Dollar Tree, Inc.(a)	410,000	43,775,700
		88,733,900
Specialty Stores - 5.7%
CarMax, Inc.(a)	810,000	59,405,400
O'Reilly Automotive, Inc.(a)	34,000	35,906,040
		95,311,440
Total Retail Trade Sector		206,615,840

Technology Services Sector - 7.6%
Information Technology Services - 1.4%
CDW Corp.	105,000	23,503,200
		$–
Internet Software/Services - 6.2%
Alphabet, Inc. - Class A	565,000	102,914,750
Total Technology Services Sector		126,417,950
TOTAL COMMON STOCKS (Cost $1,081,826,423)		1,610,980,550

SHORT-TERM INVESTMENT - 2.9%
Money Market Fund - 2.9%
First American Treasury Obligations Fund - Class X, 5.21%(b)	48,315,907	48,315,907
TOTAL SHORT-TERM INVESTMENT (Cost $48,315,907)		48,315,907

TOTAL INVESTMENTS - 99.9% (Cost $1,130,142,330)		1,659,296,457
Other Assets in Excess of Liabilities - 0.1%		1,938,567
TOTAL NET ASSETS - 100.0%		$1,661,235,024

Percentages are stated as a percent of net assets.

PLC - Public Limited Company SP – ADR – Sponsored American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

FMI Large Cap Fund

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The following table summarizes the Fund’s investments as of June 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,610,980,550	$–	$–	$1,610,980,550
Money Market Fund	48,315,907	–	–	48,315,907
Total Investments	$1,659,296,457	$–	$–	$1,659,296,457

Refer to the Schedule of Investments for additional information.